Insurance - Summary of Net Premiums and Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Gross amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	$ 4,236	$ 4,215
Claims and benefits	2,615	2,840
Reinsurers' share of amount [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	(204)	(340)
Claims and benefits	(224)	(53)
Net Amounts [member]
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Premiums	4,032	3,875
Claims and benefits	$ 2,391	$ 2,787